Loans Receivable Allowance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Provision For Loan and Lease Losses [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

 A rollforward of the Company’s loans receivable allowance for the six months ended June 30, 2012 and 2011 is as follows:

	Six Months Ended June 30,
	2012	2011

Loans receivable allowance, beginning of period	$1,001,000	$1,165,000
Provision for loan losses charged to expense	632,508	454,089
Charge-offs, net	(728,508)	(778,089)
Loans receivable allowance, end of period	$905,000	$841,000

A rollforward of the Company’s loans receivable allowance for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended December 31,
	2011	2010
Loans receivable allowance, beginning of year	$1,165,000	$1,237,000
Provision for loan losses charged to expense	1,397,000	1,280,000
Charge-offs, net	(1,561,000)	(1,352,000)
Loans receivable allowance, end of year	$1,001,000	$1,165,000